Financial Instruments - Summary of Fair Value Measurements of Long-term Debt, Derivative Warrant Liabilities and Contingent Consideration (Details) - Recurring fair value measurement [member] - CAD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	$ 83,724
Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	48,576	$ 51,876
Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	21,700	428
Level 1 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	83,724
Level 1 | Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	0	0
Level 1 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	0	0
Level 2 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	0
Level 2 | Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	0	0
Level 2 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	0	0
Level 3 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	0
Level 3 | Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets	48,576	51,876
Level 3 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	$ 21,700	$ 428